(LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
(LOSS) INCOME PER SHARE [Abstract]
Schedule of Basic (Loss) Income Per Share
	Year Ended December 31,
	2012		2013		2014
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Basic (loss) income per share:
Numerator:
Net (loss) income attributable to Class A and Class B common shareholders for computing basic loss per Class A and Class B common share	(297,335)	(146,516)	(95,923)	(46,942)	59,305	9,558	28,812	4,644
Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share	267,707,132	131,916,660	269,520,110	131,896,605	271,445,384	271,445,384	131,876,660	131,876,660
Basic (loss) income per Class A and Class B common shares	(1.11)	(1.11)	(0.36)	(0.36)	0.22	0.04	0.22	0.04

Schedule of Diluted (Loss) Income Per Share
	Year Ended December 31,
	2012		2013		2014
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Diluted (loss) income per share:
Numerator:
Allocation of undistributed (loss) income for diluted net (loss) income per Class A and Class B common share computation	(297,335)	(146,516)	(95,923)	(46,942)	60,219	9,706	27,898	4,496
Reallocation of undistributed (loss) income as a result of conversion of Class B to Class A common shares	(146,516)	—	(46,942)	—	27,898	4,496	—	—
Net (loss) income attributable to Class A and Class B common shareholders for computing diluted (loss) income per Class A and Class B common share	(443,851)	(146,516)	(142,865)	(46,942)	88,117	14,202	27,898	4,496
Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share	267,707,132	131,916,660	269,520,110	131,896,605	271,445,384	271,445,384	131,876,660	131,876,660
Conversion of Class B to Class A common shares	131,916,660	—	131,896,605	—	131,876,660	131,876,660	—	—
Dilutive options	—	—	—	—	13,211,010	13,211,010	—	—
Weighted average number of Class A and Class B common shares outstanding for computing diluted loss per Class A and Class B common share	399,623,792	131,916,660	401,416,715	131,896,605	416,533,054	416,533,054	131,876,660	131,876,660
Diluted (loss) income per Class A and Class B common share	(1.11)	(1.11)	(0.36)	(0.36)	0.21	0.03	0.21	0.03